Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2014
Property, plant and equipment, net.
Property, plant and equipment, net

	December 31,
($ in millions)	2014	2013
Land and buildings	4,142	4,478
Machinery and equipment	7,762	8,258
Construction in progress	653	645

	12,557	13,381
Accumulated depreciation	(6,905)	(7,127)

Total	5,652	6,254

Schedule of assets under capital leases included in property, plant and equipment, net

	December 31,
($ in millions)	2014	2013
Land and buildings	192	112
Machinery and equipment	88	98

	280	210
Accumulated depreciation	(163)	(115)

Total	117	95